Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Income and Comprehensive Income
Revenue - third parties	$ 12,770,907	$ 14,042,956	$ 16,267,211
Revenue - related parties	39,342	319,546	67,189
Total revenues	12,810,249	14,362,502	16,334,400
Cost of revenue - third parties	7,187,415	7,378,471	7,025,855
Cost of revenue - related parties	25,291	273,122	41,566
Total cost of revenues	7,212,706	7,651,593	7,067,421
Gross profit	5,597,543	6,710,909	9,266,979
Operating expenses
Selling expenses	595,995	421,869	614,049
General and administrative expenses	4,594,438	4,397,603	4,540,771
Research and development expenses	1,063,210	791,762	829,211
Total operating expenses	6,253,643	5,611,234	5,984,031
(Loss) income from operations	(656,100)	1,099,675	3,282,948
Other income (expense)
Other income, net	220,477	336,576	197,290
Lease income - related party	19,762	19,126	25,129
Financial income (expenses), net	122,226	(160,735)	(35,699)
Total other income, net	362,465	194,967	186,720
(Loss) income before income taxes	(293,635)	1,294,642	3,469,668
Income tax expense	(278,082)	(537,881)	(628,534)
Net (loss) income	(571,717)	756,761	2,841,134
Less: net loss attributable to noncontrolling interests	(91,698)	(99,775)	(10,333)
Net (loss) income attributable to Tungray Technologies Inc	(480,019)	856,536	2,851,467
Foreign currency translation adjustment	(735,131)	113,999	(433,825)
Comprehensive (loss) income	(1,306,848)	870,760	2,407,309
Less: comprehensive loss attributable to noncontrolling interests	(99,086)	(100,078)	(13,265)
Total comprehensive (loss) income attributable to Tungray Technologies Inc	$ (1,207,762)	$ 970,838	$ 2,420,574
Weighted average number of common shares outstanding - basic and diluted	15,949,600	15,000,000	15,000,000
(Loss) earnings per share - basic and diluted	$ (0.03)	$ 0.06	$ 0.19